Consolidated Statement of Financial Position - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Non-current assets
Property, plant and equipment	$ 7,475	$ 7,688	$ 7,442
Right-of-use assets	634	647	702
Goodwill	11,645	11,668	11,668
Intangible assets	19,728	20,833	22,257
Derivative financial instruments	122	61	124
Investments in associates and joint ventures	41	58	73
Other investments	1,577	1,401	1,362
Other receivables	644	740	454
Deferred tax assets	3,133	2,718	2,588
Total non-current assets	44,999	45,814	46,670
Current assets
Inventories	3,562	3,193	3,197
Trade and other receivables	5,024	5,761	5,319
Other investments	442	849	819
Derivative financial instruments	16	36	210
Income tax receivable	213	285	246
Cash and cash equivalents	5,673	5,369	5,428
Assets held for sale		70
Total current assets	14,930	15,563	15,219
Total assets	59,929	61,377	61,889
Current liabilities
Interest-bearing loans and borrowings	(3,958)	(1,822)	(1,629)
Lease liabilities	(174)	(188)	(206)
Trade and other payables	(12,028)	(13,987)	(12,637)
Derivative financial instruments	(35)	(36)	(11)
Provisions	(612)	(723)	(410)
Income tax payable	(1,376)	(1,361)	(1,141)
Current liabilities	(18,183)	(18,117)	(16,034)
Non-current liabilities
Interest-bearing loans and borrowings	(15,150)	(15,730)	(17,355)
Lease liabilities	(465)	(487)	(514)
Derivative financial instruments	(121)	(18)	(2)
Deferred tax liabilities	(2,526)	(2,490)	(2,932)
Retirement benefit obligations	(2,847)	(2,807)	(2,632)
Provisions	(835)	(841)	(376)
Other payables	(6,144)	(6,291)	(6,973)
Total non-current liabilities	(28,088)	(28,664)	(30,784)
Total liabilities	(46,271)	(46,781)	(46,818)
Net assets	13,658	14,596	15,071
Equity
Share capital	328	328	328
Share premium account	7,950	7,941	7,911
Other reserves	2,046	2,046	2,044
Retained earnings	1,913	2,812	3,265
Total equity attributable to owners of parent	12,237	13,127	13,548
Non-controlling interests	1,421	1,469	1,523
Total equity	$ 13,658	$ 14,596	$ 15,071